NET GAIN ON SECURITIES - Additional Information (Details) - Associates [member] - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gains (losses) on disposals of investments	[1]	S/ 79,844	S/ 72,254	S/ 49,268
Entidad Prestadora de Salud [Member]
Gains (losses) on disposals of investments		S/ 53,600	S/ 50,400

[1]	It mainly includes the gain of its associated “Entidad Prestadora de Salud” for approximately S/53.6 million during the year 2019 (S/50.4 million during the year 2018).